Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets

December 31, 2011	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licences	882	(723)	159
Contractual customer relationships	488	(171)	317
Purchased software	358	(291)	67
Construction in progress	87	—	87
Other intangible assets	99	(84)	15

Total	1,914	(1,269)	645

December 31, 2010	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licences	827	(609)	218
Contractual customer relationships	488	(122)	366
Purchased software	309	(256)	53
Construction in progress	82	—	82
Other intangible assets	91	(79)	12

Total	1,797	(1,066)	731

Estimated amortization expense of the existing intangible assets

Year
2012	184
2013	109
2014	84
2015	60
2016	53
Thereafter	155
Total	645